Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	$ 4,000	$ 4,100
Temporary difference which are not recognized as deferred tax assets	186,817	156,974
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	109,996	146,800
Unrealized losses on investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	2,232	1,505
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	6,437
Mining interests and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	29,538
Mineral stream interests - Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	11,051	8,001
Environmental rehabilitation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	16,332
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	$ 11,231	$ 668